Stock Compensation (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Expected volatility	58.50%
Expected dividends	0.00%	0.00%
Fair value of common stock on grant date		$ 0.94
Minimum [Member]
Expected volatility	51.00%	52.40%
Expected term (in years)	5 years 6 months	5 years 2 months 12 days
Risk-free rate	0.79%	0.11%
Fair value of common stock on grant date	$ 1.05
Maximum [Member]
Expected volatility	51.80%	70.00%
Expected term (in years)	6 years	10 years
Risk-free rate	1.24%	0.48%
Fair value of common stock on grant date	$ 3.29